Statements of cash flows (Unaudited) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating activities
Net income (loss) from continuing operations	$ 206,142	$ (124,987)	$ (80,219)	$ (550,914)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization	1,391			1,391
Foreign exchange loss			8,125	14,817
Loss on disposal of property and equipment	6,751			6,751
Stock-based compensation			54,000	254,000
Write-off of loans payable				(215,280)
Changes in operating assets and liabilities:
Prepaid expenses
Accounts payable and accrued liabilities	26,817	(19,333)		91,433
Due to a related party	(225,962)	107,628	(24,390)	(118,334)
Deferred revenue	67,599			67,599
Net cash provided by (used in) operating activities	82,738	(36,692)	(42,484)	(448,537)
Investing activities
Purchase of property and equipment	(22,875)			(22,875)
Proceeds from disposal of property and equipment	14,733			14,733
Net cash used in investing activities	(8,142)			(8,142)
Financing activities
Proceeds from loans payable			5,000	220,280
Repayments of loans payable	(5,000)			(5,000)
Proceeds from issuance of common stock				248,532
Advances from related parties		36,748	38,581	982,074
Repayment of related party debt				(82,076)
Net cash provided by (used in) financing activities	(5,000)	36,748	43,581	1,363,810
Net cash used in discontinued operations				(777,427)
Effect of exchange rate changes on cash				(58,201)
Change in cash	69,596	56	1,097	71,503
Cash, beginning of period	1,907	1,851	754
Cash, end of period	$ 71,503	$ 1,907	$ 1,851	$ 71,503
Supplemental cash flow information (Note 6)